Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,103,357	$ 1,859,613	$ 372,435
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for credit losses and bad debts	(95,193)	132,561	400,411
Provision for inventory obsolescence	185	26,585
Gain from the disposal of property and equipment		(5,214)	(18,236)
Depreciation and amortization	76,594	45,455	19,527
Impairment of property and equipment	33,841
Amortization of finance lease assets	14,781	15,098	1,271
Non-cash operating lease expenses	53,044	49,446	45,574
Deferred income tax effect	10,054	(27,991)	(53,400)
Estimated warranty expenses	36,971	27,462
Changes in operating assets and liabilities:
Accounts receivable	(6,318,575)	(626,233)	130,082
Prepayment - third parties	544,461	1,626,312	(2,311,240)
Prepayment - related party			101,708
Other receivables	12,393	(15,197)	13,402
Contract assets	(450,769)	(150,063)
Due from related party	96	7,995	(7,752)
Inventories	(127)	1,775,773	479,331
Deferred expenses	16,178	(16,457)
Tax payables	370,714	344,918	112,414
Other payables	1,540,827	1,015,988	401,304
Accounts payable	1,745,087	87,085	(371,389)
Contract liabilities		(4,591,413)	2,397,667
Operating lease liabilities	(53,044)	(52,396)	(52,580)
Amount due to related parties	(20,643)	56,628	(271,800)
Payroll payable	17,446	(1,709)	2,193
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(362,322)	1,584,246	1,390,922
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(78,133)	(153,794)	(241,211)
Proceed of disposal of property and equipment			21,995
Purchase of intangible assets			(7,559)
Payment to acquire finance lease assets			(13,615)
Loan made to related parties	(39,348)		(1,472,562)
Repayment from related parties		10,759	2,312,566
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(117,481)	(143,035)	599,614
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred IPO costs	(417,487)	(207,969)	(365,786)
Proceeds of bank loans			1,510,204
Repayment of bank loans		(1,867,293)	(1,637,652)
Principal payment for obligation under finance leases	(23,659)	(24,067)	(2,142)
Proceeds from related parties		132,084	29,630
Repayment to related parties	(25,468)	(133,924)	(78,609)
CASH USED IN FINANCING ACTIVITIES	(466,614)	(2,101,169)	(544,355)
EFFECT OF EXCHANGE RATE ON CASH	27,990	20,058	(228,683)
NET CHANGE IN CASH	(918,427)	(639,900)	1,217,498
CASH AT BEGINNING OF YEAR	1,325,458	1,965,358	747,860
CASH AT END OF YEAR	407,031	1,325,458	1,965,358
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes
Interest		6,017	86,671
NON-CASH TRANSACTIONS
Operating lease assets obtained in exchange for lease obligations		32,742	152,632
Finance lease assets obtained in exchange for lease obligations			$ 77,098